Provision for credit losses	6 Months Ended
Jun. 30, 2023
Provision for credit losses
7 Provision for credit losses
in	6M23	6M22
Provision for credit losses (CHF million)
Loans held at amortized cost	206	114
Other financial assets held at amortized cost	12	(147)	[1]
Off-balance sheet credit exposures	(1)	(14)
Provision for credit losses	217	(47)
1 Primarily reflected a release of provision for credit losses of CHF (155) million related to Archegos.